Property, plant and equipment (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property Plant And Equipment
Opening balance	$ 462	$ 407
Additions/(Write-offs) on PP&E	118	5
Payments made	(1)
Other income and expenses	25	23
Translation adjustments	(70)	35
Closing balance	$ 534	$ 470